Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Description Of Business and Summary Of Significant Accounting Policies [Abstract]
Method of Accounting
Method of Accounting

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  Arista Power, Inc. maintains its books and prepares its financial statements on the accrual basis of accounting.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

For financial statement presentation purposes, the Company considers all short-term, highly liquid investments with original maturities of three months or less to be cash and cash equivalents.  The Company maintains its cash and cash equivalents in bank deposit accounts, which at times may exceed federally insured limits.  The Company believes it is not exposed to any significant credit risk as a result of any non-performance by the financial institutions.

Accounts Receivable
Accounts Receivable

Accounts receivable are stated at estimated net realizable value.  Accounts receivable are comprised of balances due from customers net of estimated allowances for uncollectible accounts, if any. In determining collectability, specific customer issues are reviewed to arrive at appropriate allowances. The allowance for doubtful accounts at December 31, 2013 and 2012 were $0 and $25,200, respectively.

Inventory
Inventory

Inventory consists of components for Power on Demand and solar PV systems, and is stated at the lower of cost or market value.  The Company capitalizes applicable direct and indirect costs incurred in the Company’s production operations to bring its products to a sellable state.  The inventory as of December 31, 2013 consisted of component inventory amounting to $346,014 and work in process inventory of $150,299. Inventory as of December 31, 2012 consisted of component inventory of $197,928 and work in progress inventory of $471,817.  Inventory is reviewed quarterly to determine the need for an excess and obsolete inventory reserve.  As of December 31, 2013 and 2012, no such reserve was required. For the year ended December 31, 2012, all remaining turbine inventory was written off and disposed of.

Fixed Assets
Fixed Assets

Fixed assets are recorded at cost.  Depreciation is on a straight line basis over the shorter of the estimated useful lives or the related lease for leasehold improvements.  Leasehold improvements for space leased on a month-to-month basis are expensed when incurred. Expenditures for renewals and betterments are capitalized.  Expenditures for minor items, repairs and maintenance are charged to operations as incurred.  Any gain or loss upon sale or retirement due to obsolescence is reflected in the operating results in the period the event takes place.

Intangible Assets
Intangible Assets

Intangible assets consist of costs associated with the application and acquisition of the Company’s patents and trademarks. Patent application costs are capitalized and amortized over the estimated useful life of the patent, which generally approximates its legal life.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset, including its ultimate disposition.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Fair value is determined based on discounted cash flows or appraised values, depending on the nature of the assets. For the year ended December 31, 2013, trademark costs totaling $3,699 relating to the Company’s WindTamer® trademark were impaired, while for the year ended December 31, 2012, the Company impaired assets totaling $33,302 for assets related primarily to tooling for turbine components.

Fair Value of Financial Instruments	Fair Value of Financial Instruments The carrying amount of cash, accounts payable and accrued expenses are reasonable estimates of their fair value due to their short maturity.
Revenue Recognition
Revenue Recognition

Revenue is recognized when all of the following conditions are satisfied:  (1) there is persuasive evidence of an arrangement; (2) the service or product has been provided to the customer; (3) the sale price to be paid by the customer is fixed or determinable; and (4) the collection of the sale price is reasonably assured.  Amounts collected prior to satisfying our revenue recognition policy are reflected as customer deposits.

For research and development contracts, we recognize the revenue using the proportional effort method based upon the relationship of costs incurred to date to the total estimated cost to complete the contract. Cost elements include direct labor, materials, overhead costs and outside contractor costs.  The excess of amounts billed on a milestone basis versus the amounts recorded as revenue on a proportional effort basis is classified as deferred revenue. We provide for any loss that we expect to incur in the agreements when the loss is probable.

The Company uses contract accounting for certain Power on Demand system sales. Due to the limited number of these systems that have been installed to date, revenue is recognized based on the completed contract method whereby revenue and costs are deferred until the contract is completed. For contracts that contain provisions related to proceeds being paid based upon cost savings generated by the system, revenue is recorded as the costs savings are realized by and billed to the customer. If accumulated costs exceed accumulated billings at the reporting date the asset is presented net as costs of uncompleted contracts in excess of related billings. If there is a net liability it is presented as billings on uncompleted contracts in excess of related costs. We provide for any loss that we expect to incur on a contract at the time the loss is probable.

At December 31, 2013, the Company had costs of uncompleted contracts in excess of related billings totaling $119,758. This amount was netted with the accrued loss contract on the Company’s balance sheet.

Research and Development Costs
Research and Development Costs

All costs related to research and development are expensed when incurred.  Research and development costs consist of expenses associated with the development of the Company’s Power on Demand system and micro-grids.  Specifically, these costs consist of labor, materials and consultants.

Warranty Costs
Warranty Costs

The Company’s standard warranty on each turbine sold protects against defects in design, material and workmanship under normal use for up to a six-year period, however there are several warranties which have different terms and conditions. Warranties on solar PV systems and Power on Demand systems are offered based upon the manufacturer’s product warranty, therefore, no reserve is required for these systems. The Company provides for estimated cost of warranties at the time the revenue is recognized.  Factors that affect the warranty reserve are projected cost of repair and/or replacement, component life cycles, and limited historical data. As a result of lower than expected wind turbine performance, many customers have elected to replace their wind turbine with a similarly sized solar PV array.  We have taken this into consideration when evaluating the warranty reserves, and have included the cost of replacement as part of the warranty expense.  The impact of any change in estimates will be taken into account when analyzing future warranty reserve requirements.

Stock-Based Compensation
Stock-Based Compensation

The Company accounts for stock option awards granted under the Company’s Equity Incentive Plan in accordance with ASC 718. Under ASC 718, compensation expense related to stock-based payments is recorded over the requisite service period based on the grant date fair value of the awards.  Compensation previously recorded for unvested stock options that are forfeited is reversed upon forfeiture.  The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50.  Accordingly, the measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant’s or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement, or vesting period, whichever is shorter.

Income Taxes
Income Taxes

The Company accounts for income taxes using the asset and liability approach, which requires recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of such assets and liabilities.  This method utilizes enacted statutory tax rates in effect for the year in which the temporary differences are expected to reverse and gives immediate effect to changes in income tax rates upon enactment.  Deferred assets are recognized, net of any valuation allowance, for temporary differences and net operating loss and tax credit carry forwards.  Deferred income tax expense represents the change in net deferred assets and liability balances.

Concentrations of Customers and Suppliers
Concentrations of Customers and Suppliers

The Company’s largest customer accounted for 29% of 2013 sales (54% of 2012 sales), and this customer’s accounts receivable represented 45% of total accounts receivable as of December 31, 2013 (68% as of December 31, 2012).

We purchase a significant portion of our solar PV products from a single supplier, and as such receive certain discounts due to purchase volumes.  Purchases from this vendor totaled 33% of our material cost of goods sold for the year ended December 31, 2013.   There are numerous alternative suppliers that could supply the materials and components used in our solar PV installations, and we believe that utilizing our current supplier will not have an adverse effect on our business.

Basic and Diluted Loss Per Share
Basic and Diluted Loss Per Share

Basic earnings per share reflect the actual weighted average of shares issued and outstanding during the period.  Diluted earnings per share are computed including the number of additional shares that would have been outstanding if dilutive potential shares had been issued. In a loss year, the calculation for basic and diluted earnings per share is considered to be the same, as the impact of potentially issued common shares would be anti-dilutive.

As of December 31, 2013, there were 1,386,108 stock options and 7,671,267 warrants outstanding that, upon exercise, could dilute future earnings.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.